Employee Compensation and Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Projected benefit obligation at the beginning of the year	$ 1,906	$ 1,357
Interest cost	158	98
Service cost	544	449
Actuarial gains	192	68
Benefits paid directly by employers	(206)	(47)
Effect of exchange rate fluctuation	(49)	(19)
Projected employee benefit plan at the end of the year	2,545	1,906
Recorded in accrued compensation and related benefits, current	371	203
Recorded in other liabilities	2,174	1,701
Total project benefit obligation	$ (2,545)	$ (1,904)